CAPITAL AND FINANCIAL RISK MANAGEMENT (Schedule of Interest Rate Risk Effective and Repricing Analysis) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Cash and cash equivalents	$ 25,910	$ 27,327
Lease receivable	293	506
Licence payments	0	(194)
Exchangeable note	(83,312)	(82,664)	$ (82,021)
Other borrowings	(31)	(31)
Lease payable on Right of Use assets	(15,668)	(18,461)
Lease payable on sale & leaseback transactions	(177)	(280)
Total interest earning financial and interest bearing financial liabilities	$ (72,985)	$ (73,797)
Cash and cash equivalents [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate	0.01%	0.10%
Lease receivable [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate	4.00%	4.00%
Licence payments [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate		8.10%
Exchangeable note [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate	4.80%	4.80%
Other borrowings [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate	0.00%	0.00%
Lease payable on Right of Use assets [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate	5.00%	5.00%
Lease payable on sale & leaseback transactions [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate	5.00%	5.00%
6 mths or less [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Cash and cash equivalents	$ 25,910	$ 27,327
Lease receivable	81	120
Licence payments		(194)
Exchangeable note	0	0
Other borrowings	0	0
Lease payable on Right of Use assets	(973)	(1,022)
Lease payable on sale & leaseback transactions	(51)	(49)
Total interest earning financial and interest bearing financial liabilities	24,967	26,182
6 mths - 12 mths [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Cash and cash equivalents	0	0
Lease receivable	61	95
Licence payments		0
Exchangeable note	0	0
Other borrowings	(31)	0
Lease payable on Right of Use assets	(905)	(1,032)
Lease payable on sale & leaseback transactions	(51)	(50)
Total interest earning financial and interest bearing financial liabilities	(926)	(987)
1-2 years [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Cash and cash equivalents	0	0
Lease receivable	89	142
Licence payments		0
Exchangeable note	0	0
Other borrowings	0	(31)
Lease payable on Right of Use assets	(1,554)	(1,914)
Lease payable on sale & leaseback transactions	(75)	(104)
Total interest earning financial and interest bearing financial liabilities	(1,540)	(1,907)
2-5 years [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Cash and cash equivalents	0	0
Lease receivable	62	149
Licence payments		0
Exchangeable note	0	0
Other borrowings	0	0
Lease payable on Right of Use assets	(4,516)	(4,856)
Lease payable on sale & leaseback transactions	(0)	(77)
Total interest earning financial and interest bearing financial liabilities	(4,454)	(4,784)
>5 years [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Cash and cash equivalents	0	0
Lease receivable	0	0
Licence payments		0
Exchangeable note	(83,312)	(82,664)
Other borrowings	0	0
Lease payable on Right of Use assets	(7,720)	(9,637)
Lease payable on sale & leaseback transactions	0	0
Total interest earning financial and interest bearing financial liabilities	$ (91,032)	$ (92,301)